Supplement dated October 16, 2024 to the Statutory Prospectus, Initial Summary Prospectus,
and Updating Summary Prospectus, dated May 1, 2024,
for the Pacific Choice Income individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to announce changes to Investment Options available under certain living benefits and various underlying fund changes and additions. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Statutory Prospectus or Updating Summary Prospectus, as supplemented (the “Prospectus”). All information in the Prospectus dated May 1, 2024, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com/Prospectuses. Please retain it for future reference.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds, which are available ONLY for Contracts issued on or after November 1, 2023, and ONLY with the Future Income Generator (Single or Joint):

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.82%[1]	12.18%	5.84%	4.15%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	8.82%	1.85%	2.84%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.96%	6.55%	3.14%	3.49%
Seeks to provide capital growth and appreciation.	Macquarie VIP Energy Series Service Class (formerly called Delaware Ivy VIP Energy Class II); Delaware Management Company	1.17%[1]	4.06%	7.75%	-2.41%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.04%[1]	-2.33%	8.05%	6.13%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.06%[1]	12.35%	1.29%	2.06%
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.64%	12.22%	5.03%	3.94%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.14%	3.42%	10.34%	10.87%
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.63%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund QQQ ® Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	NA	NA	NA

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.68%[1]	NA	NA	NA
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.85%	14.20%	10.80%	7.49%
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.99%[1]	13.01%	8.41%	7.29%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM LLC)	1.04%[1]	53.68%	17.56%	12.18%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%	-3.84%	10.34%	-1.26%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

•	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management LLC to Fidelity Diversifying Solutions LLC.
•	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. PCISUPP1024